Changes in Significant Accounting Policies - Summary of Impact on the consolidated statement of financial position (Detail) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Asset And Lease Liabilities [Line Items]
Right-of-use assets		€ 54,718	€ 55,798
Lease liabilities		€ (57,367)	€ (56,758)
IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Asset And Lease Liabilities [Line Items]
Right-of-use assets	56,758
Lease liabilities	(56,758)
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	€ 960